SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Strategic High Yield Tax-Free Fund

Effective October 1, 2014, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub‐heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Philip G. Condon, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1987.

Rebecca L. Flinn, Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1998.

A. Gene Caponi, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2009.

Ashton P. Goodfield, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2014.

Carol L. Flynn, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2014.

Effective October 1, 2014, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub‐heading of the “FUND DETAILS” section of the fund’s prospectus.

Philip G. Condon, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1987.

■	Joined Deutsche Asset & Wealth Management in 1983.

■	Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

■	BA and MBA, University of Massachusetts at Amherst.

Rebecca L. Flinn, Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 1998.

■	Joined Deutsche Asset & Wealth Management in 1986.

■	BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2009.

■	Joined Deutsche Asset & Wealth Management in 1998.

■	BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset & Wealth Management in 1986.

■	Co‐Head of Municipal Bonds.

■	BA, Duke University.

Carol L. Flynn, CFA, Managing Director. Co‐Lead Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset & Wealth Management in 1994.

■	Co‐Head of Municipal Bonds.

■	BS from Duke University; MBA from University of Connecticut.

Please Retain This Supplement for Future Reference

October 1, 2014
PROSTKR‐448